Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finished goods	$ 37,823	$ 9,416
Work-in-process	3,809	390
Raw materials	26,363	12,965
Total Inventory	$ 67,995	$ 22,771